COLUMBUS FUNDS, INC.

                           COLUMBUS LOW DURATION FUND
                           COLUMBUS INTERMEDIATE FUND
                               COLUMBUS CORE FUND
                             COLUMBUS CORE PLUS FUND

                              PROSPECTUS SUPPLEMENT
                             DATED JANUARY 31, 2007

FUNDS AVAILABLE

The Company is currently offering shares of the Columbus Core Fund and Columbus Core Plus Fund to investors. Shares of the Columbus Low Duration Fund and Columbus Intermediate Fund are not currently being offered.